Capital Stock	6 Months Ended
Jul. 03, 2011
Capital Stock [Abstract]
Capital Stock
5.	Capital Stock
2010 Private Placement
Series “B” Preferred Stock
On October 4 and October 29, 2010, the Company issued and sold 27,950 shares and 6,450 shares, respectively, of Series B 8% Convertible Preferred Stock, par value $0.001 per share (the Series “B” Preferred Stock), at $100.00 per share for a total of $3,440,000. Effective January 1, 2011, each holder of the Series “B” Preferred Stock may convert his, her or its shares of Series “B” Preferred Stock into shares of Common Stock at a conversion price equal to $0.23. The Series “B” Preferred Stock is convertible into 14,956,522 shares of Common Stock at the original conversion price. However, the number of shares is subject to adjustment to prevent dilution in the event of a stock split or stock dividend. The Series B conversion price is also subject to a weighted average price protection. Effective January 1, 2011, the Company may, at its election, require the conversion of the Series “B” Preferred Stock to shares of Common Stock at the Series B Conversion Price if the closing price of the Common Stock for 10 consecutive trading days equals or exceeds 300% of the Series B Conversion Price and the average daily volume of the shares of Common Stock for the same period exceeds 250,000 shares.
Each investor who participated in the Offering also received a warrant to purchase 100 shares of common stock of the Company, par value $0.001 per share (the “Common Stock”), per share of Preferred Stock purchased (the “Investor Warrants”). The Company issued warrants to purchase an aggregate of 3,440,000 shares of Common Stock to investors who participated in the Offering.
The Company paid Garden State Securities, Inc., the exclusive placement agent retained in connection with the Offering (the “Placement Agent”), a commission of 10% of the funds raised from the investors in connection with each closing of the Offering. In addition, the Placement Agent received warrants (the “Placement Agent Warrants”) to purchase a number of shares of Common Stock equal to 15% of the shares of Common Stock underlying the shares of Series “B” Preferred Stock sold to investors in connection with the each closing of the Offering. As a result of the foregoing, the Placement Agent was paid a commission of $344,000 and received warrants to purchase 2,243,478 shares of Common Stock in connection with the both closings of the Offering.
The holders of Series “B” Preferred Stock will be entitled to receive, before any cash is paid out or set aside for any shares of the Company’s Common Stock (but on an equal basis with the Company’s Series A 8% Redeemable Convertible Preferred Stock) dividends at the annual rate of 8% of the Stated Value of the Preferred Shares, subject to adjustment for stock splits, etc. The dividends will be accruing and cumulative and will be paid upon the occurrence of a liquidation, deemed liquidation, dissolution or redemption if not previously declared and paid.
We evaluated the Series “B” Preferred Stock issued and have recorded the intrinsic value of the embedded beneficial conversion feature of $1,793,428 as additional paid in capital. The embedded beneficial conversion feature was treated as a deemed dividend and, as such, has been expensed to retained earnings.
Warrants
As stated above, the Company issued to each investor who participated in the Offering a warrant to purchase 100 shares of common stock of the Company, par value $0.001 per share (the “Common Stock”), per share of Preferred Stock purchased (the “Investor Warrants”). The Company issued warrants to purchase an aggregate of 3,440,000 shares of Common Stock to the participating investors. Also, the Company issued to the placement agent warrants to purchase an aggregate of 2,243,478 shares of common stock in connection with the most private placement.
The Investor Warrants provide for the purchase of shares of Common Stock for five years at an exercise price of $0.29 per whole share. A “cashless exercise” means that in lieu of paying the aggregate purchase price for the shares being purchased upon exercise of the Investor Warrants in cash, the holder will forfeit a number of shares underlying the Investor Warrants with a “fair market value” equal to such aggregate exercise price. The Company will not receive additional proceeds to the extent that Investor Warrants are exercised by cashless exercise.
The exercise price and number of shares of Common Stock issuable on exercise of the Investor Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation. The Investor Warrants are also subject to a weighted average price protection for the term of the Investor Warrants. The Placement Agent Warrants are substantially identical to the terms of the Investor Warrants except that the Placement Agent Warrants have cashless exercise rights to the extent that a registration statement covering the shares of Common Stock underlying the Placement Agent Warrants is not in effect six months following the date of issuance.
Furthermore, we have calculated the relative fair value of the warrants on their date of grant, which was determined to be $1,074,563 and was recorded as additional paid-in capital. The fair value of the warrants was computed using the Black-Scholes option pricing model. The fair value of the warrants was calculated on the dates of issuance, using the following assumptions:

	October 4, 2010	October 29, 2010
Expected term (years)	5 Years	5 Years
Expected volatility	118.45%	118.45%
Risk-free interest rate	1.26%	1.17%
Expected annual dividend	0.00%	0.00%
Debentures conversion into Series “A” Preferred Stock
On October 1, 2010, the Company extinguished of approximately ninety-eight percent (98%) of the Debentures in exchange for shares of the Company’s Series A 8% Convertible Preferred Stock (the “Series A Preferred Stock”). An aggregate principal amount of $5,692,500 of outstanding Debentures was extinguished in exchange for 56,925 shares of Series A Preferred Stock. The face value of each preferred share is $100 with an aggregate value of the transaction of $5,692,500. The holders of Series A Preferred Stock will be entitled to receive, before any cash is paid out or set aside for any shares of the Company’s Common Stock (but on an equal basis with the Company’s Series B 8% Redeemable Convertible Preferred Stock) dividends at the annual rate of 8% of the Stated Value of the Preferred Shares, subject to adjustment for stock splits, etc. The dividends will be accruing and cumulative and will be paid upon the occurrence of a liquidation, deemed liquidation, dissolution or redemption if not previously declared and paid.
Each holder of Series A Preferred Stock may convert his, her or its shares of Series A Preferred Stock into shares of Common Stock at a conversion price equal to $0.13. The number of shares of the common stock into which the Series A Preferred Stock is currently convertible is 39,922,308. However, the number of shares of Common Stock into which the Series A Preferred Stock is convertible is subject to adjustment to prevent dilution in the event of a stock split or stock dividend. The Series A Conversion Price is also subject to a weighted average price protection. Effective January 1, 2011, the Company may, at its election, require the conversion of the Series A Preferred Stock to shares of Common Stock at the Series A Conversion Price if the closing price of the Common Stock for 10 consecutive trading days equals or exceeds 300% of the Series A Conversion Price and the average daily volume of the shares of Common Stock for the same period exceeds 250,000 shares.
Approximately $2,200,869 of the debt discount relating to the beneficial conversion option and the 2009 Warrants issued to the Debenture holders was recorded to interest expense as a result of the extinguishment of the Debentures. Furthermore, the intrinsic value of the beneficial conversion feature at the date of extinguishment was calculated to be approximately $5,692,500 and, as such, we recorded a gain on extinguishment of debt for that amount.
We have evaluated the Series A Preferred Stock issued and have recorded the intrinsic value of the embedded beneficial conversion feature of $5,692,443 as additional paid in capital. The embedded beneficial conversion feature was treated as a deemed dividend and, as such, has been recorded to retained earnings.
In conjunction with the extinguishment of debt, the Company modified the exercise price of the 2009 Warrants. The exercise price was reduced from $0.14 to $0.09 per share of Common Stock. As such, we have calculated the fair value of the warrants on the date of the modification to be approximately $6,181,501 and recorded the increase in fair value of $4,616,401 as an addition to additional paid-in capital. The fair value of the warrants was computed using the Black-Scholes option pricing model. The Company assumed a risk-free interest rate of 1.17%, no dividends, expected volatility of approximately 118.45%, which was calculated based on a combination of historical volatility and the history of comparable peer companies, and an expected warrant life of approximately 5 years.